Financing and Interest - Schedule of Financing and Interest (Details) - CAD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Financing and Interest [Abstract]
Interest on debt	[1]	$ 485	$ 10,106
Performance guarantee fees	[2]	616	419
Interest expense		1,101	10,525
Amortization of debt issuance costs			999
Accretion of decommissioning obligations (Note 5)		498	458
Accretion of lease liabilities		84	298
Financing expense		582	1,755
Financing and interest expenses		$ 1,683	$ 12,280

[1]	Interest on debt includes standby fees and other miscellaneous charges.
[2]	Consists of fees charged related to the Letter of Credit Facility (Note 4).